UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gramercy Investment Advisors LLC

Address:   20 Dayton Avenue
           Greenwich, CT  06830


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tony Tessitore
Title:  Senior Vice President
Phone:  (203) 552-1908

Signature,  Place,  and  Date  of  Signing:

/s/ Tony Tessitore                 Greenwich, CT                      8/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total:  $      209,522
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Adams Express Co                      Common Stock   006212104   17,981 1,991,265 SH       SOLE                1,991,265      0    0
Morgan Stanley Asia Pacific Fund Inc  Common Stock   61744U106   12,262   902,962 SH       SOLE                  902,962      0    0
ASA Ltd                               Common Stock   G3156P103        3       100 SH       SOLE                      100      0    0
Liberty All Star Growth Fund Inc      Common Stock   529900102    1,687   494,618 SH       SOLE                  494,618      0    0
Bancroft Fund Ltd                     Common Stock   059695106      706    47,799 SH       SOLE                   47,799      0    0
Boulder Growth & Income Fund Inc      Common Stock   101507101      722   130,494 SH       SOLE                  130,494      0    0
iShares MSCI BRIC Index Fund          Common Stock   464286657       12       300 SH       SOLE                      300      0    0
Blue Chip Value Fund Inc              Common Stock   095333100      898   316,136 SH       SOLE                  316,136      0    0
BlackRock S&P Quality Rankings        Common Stock   09250D109    1,715   157,008 SH       SOLE                  157,008      0    0
Global Equity Managed Trust
Boulder Total Return Fund Inc         Common Stock   101541100    5,053   374,815 SH       SOLE                  374,815      0    0
John Hancock Bank and Thrift          Common Stock   409735206    4,355   303,670 SH       SOLE                  303,670      0    0
Opportunity Fund
Central Europe and Russia Fund        Common Stock   153436100       13       400 SH       SOLE                      400      0    0
Inc/The
Central Securities Corp               Common Stock   155123102   12,484   679,562 SH       SOLE                  679,562      0    0
DCA Total Return Fund                 Common Stock   233066109      218    87,392 SH       SOLE                   87,392      0    0
Claymore Dividend & Income Fund       Common Stock   18385J105    1,935   161,762 SH       SOLE                  161,762      0    0
Diamond Hill Financial Trends Fund    Common Stock   25264C101       89    10,617 SH       SOLE                   10,617      0    0
Inc
DWS Dreman Value Income Edge Fund Inc Common Stock   23339M204    5,554   453,379 SH       SOLE                  453,379      0    0
Denali Fund/The                       Common Stock   24823A102      928    68,395 SH       SOLE                   68,395      0    0
Cohen & Steers Dividend Majors Fund   Common Stock   19248G106    3,772   380,614 SH       SOLE                  380,614      0    0
Inc
Evergreen International Balanced      Common Stock   30024R109    2,777   220,139 SH       SOLE                  220,139      0    0
Income Fund
Ellsworth Fund Ltd                    Common Stock   289074106      675   105,595 SH       SOLE                  105,595      0    0
European Equity Fund Inc/The          Common Stock   298768102    1,817   329,712 SH       SOLE                  329,712      0    0
iShares MSCI Emerging Markets Index   Common Stock   464287234       75     2,000 SH       SOLE                    2,000      0    0
Fund/United States
iShares MSCI Brazil Index Fund        Common Stock   464286400       13       205 SH       SOLE                      205      0    0
iShares MSCI South Africa Index Fund  Common Stock   464286780       37       700 SH       SOLE                      700      0    0
SunAmerica Focused Alpha Growth Fund  Common Stock   867037103    7,836   584,808 SH       SOLE                  584,808      0    0
SunAmerica Focused Alpha Large-Cap    Common Stock   867038101    3,440   278,545 SH       SOLE                  278,545      0    0
Fund Inc
First Opportunity Fund Inc            Common Stock   33587T108       20     3,300 SH       SOLE                    3,300      0    0
General American Investors Co Inc     Common Stock   368802104    7,508   350,823 SH       SOLE                  350,823      0    0
Greater China Fund Inc/The            Common Stock   39167B102    5,162   475,748 SH       SOLE                  475,748      0    0
Gabelli Dividend & Income Trust       Common Stock   36242H104   18,217 1,518,080 SH       SOLE                1,518,080      0    0
New Germany Fund Inc/The              Common Stock   644465106    5,586   487,462 SH       SOLE                  487,462      0    0
Gabelli Global Multimedia Trust Inc   Common Stock   36239Q109    2,797   422,553 SH       SOLE                  422,553      0    0
H&Q Healthcare Investors              Common Stock   404052102    4,024   367,843 SH       SOLE                  367,843      0    0
H&Q Life Sciences Investors           Common Stock   404053100    4,989   568,169 SH       SOLE                  568,169      0    0
India Fund Inc/The                    Common Stock   454089103       27       900 SH       SOLE                      900      0    0
Morgan Stanley India Investment Fund  Common Stock   61745C105      355    16,000 SH       SOLE                   16,000      0    0
Inc
New Ireland Fund Inc/The              Common Stock   645673104      393    66,828 SH       SOLE                   66,828      0    0
Japan Equity Fund Inc                 Common Stock   471057109      859   170,097 SH       SOLE                  170,097      0    0
JF China Region Fund Inc              Common Stock   46614T107       52     4,313 SH       SOLE                    4,313      0    0
Korea Equity Fund Inc                 Common Stock   50063B104    2,780   305,859 SH       SOLE                  305,859      0    0
Korea Fund Inc/The                    Common Stock   500634209       41     1,181 SH       SOLE                    1,181      0    0
Aberdeen Latin America Equity Fund    Common Stock   00306K106       50     1,333 SH       SOLE                    1,333      0    0
Inc
Latin American Discovery Fund Inc     Common Stock   51828C106        8       500 SH       SOLE                      500      0    0
Malaysia Fund Inc                     Common Stock   560905101      120    14,000 SH       SOLE                   14,000      0    0
Macquarie/First Trust Global          Common Stock   55607W100    1,790   168,415 SH       SOLE                  168,415      0    0
Infrastructure/Utilities Dividend &
Income Fund
Macquarie Global Infrastructure       Common Stock   55608D101    6,907   525,279 SH       SOLE                  525,279      0    0
Total Return Fund Inc


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Mexico Equity and Income Fund Inc     Common Stock   592834105      946   106,974 SH       SOLE                  106,974      0    0
Mexico Fund Inc/The                   Common Stock   592835102       14       600 SH       SOLE                      600      0    0
NFJ Dividend Interest & Premium       Common Stock   65337H109   12,333   893,049 SH       SOLE                  893,049      0    0
Strategy Fund
Petroleum & Resources Corp            Common Stock   716549100    4,821   241,409 SH       SOLE                  241,409      0    0
RMR Asia Pacific Real Estate Fund     Common Stock   76970B101    1,506   100,746 SH       SOLE                  100,746      0    0
RENN Global Entrepreneurs Fund        Common Stock   759720105       54    22,228 SH       SOLE                   22,228      0    0
RMR Real Estate Income Fund           Common Stock   74964K609    1,887    77,224 SH       SOLE                   77,224      0    0
Royce Micro-Cap Trust Inc             Common Stock   780915104    2,574   350,733 SH       SOLE                  350,733      0    0
Morgan Stanley Eastern Europe Fund    Common Stock   616988101       48     3,401 SH       SOLE                    3,401      0    0
Inc
Cohen & Steers Quality Income Realty  Common Stock   19247L106    2,148   339,273 SH       SOLE                  339,273      0    0
Fund Inc
Royce Value Trust Inc                 Common Stock   780910105    6,806   643,887 SH       SOLE                  643,887      0    0
Singapore Fund Inc/The                Common Stock   82929L109      585    46,443 SH       SOLE                   46,443      0    0
Ibero-America Fund Inc/The            Common Stock   45082X103    1,192   230,046 SH       SOLE                  230,046      0    0
Swiss Helvetia Fund Inc               Common Stock   870875101    1,495   140,109 SH       SOLE                  140,109      0    0
Thai Capital Fund Inc/The             Common Stock   882905201        3       300 SH       SOLE                      300      0    0
Taiwan Greater China Fund             Common Stock   874037104    1,515   272,897 SH       SOLE                  272,897      0    0
Thai Fund Inc/The                     Common Stock   882904105    4,201   445,932 SH       SOLE                  445,932      0    0
Taiwan Fund Inc/The                   Common Stock   874036106    2,380   180,974 SH       SOLE                  180,974      0    0
Tri-Continental Corp                  Common Stock   895436103    6,744   620,421 SH       SOLE                  620,421      0    0
Liberty All Star Equity Fund          Common Stock   530158104    5,193 1,304,669 SH       SOLE                1,304,669      0    0
Cohen & Steers Infrastructure Fund    Common Stock   19248A109    4,342   343,248 SH       SOLE                  343,248      0    0
Inc


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